Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
15.           Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, “Other investment” and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, derivatives including interest rate swaps and accounts payable due to suppliers

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below (see Note 16) do not qualify for hedge accounting, under the guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Loss on derivatives, net” under the “Consolidated statements of operations.” As of December 31, 2014, the Company had three open swap contracts for a notional amount of $30.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.  As of December 31, 2014, there were no customers with trade accounts receivable accounting for more than 10% of the customer’s 2014 hire revenues.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. As of December 31, 2013 and December 31, 2014 no fair value measurements for assets or liabilities under Level 3 were recognized in the Company’s consolidated financial statements.

	Fair Value Measurement as of December 31, 2014
Liabilities	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts, current and long-term portion	$298,771	-	$298,771	-

	Fair Value Measurement as of December 31, 2013
Liabilities	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts, current and long-term portion	$1,017,748	-	$1,017,748	-

Asset Measured at Fair Value on a Non-recurring Basis

As of December 31, 2013, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review indicated that such carrying amount was not recoverable for nine of the Company’s vessels; the M/V Ninos, the M/V Kuo Hsiung, the M/V YM Xingang, the M/V Manolis P, the M/V Captain Costas, the M/V Despina P, the M/V Tiger Bridge, the M/V Aggeliki and the M/V Evridiki. Details of the impairment charge for each vessel are noted in the table below.

Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Ninos	$2,7	$1,1
M/V Kuo Hsiung	$2.8	$1.6
M/V YM Xingang	$3.0	$7.8
M/V Manolis P	$3.8	$8.3
M/V Cpt Costas	$3.8	$10.6
M/V Despina P	$3.9	$6.2
M/V Tiger Bridge	$3.8	$9.3
M/V Aggeliki	$7.5	$5.8
M/V Evridiki	$13.0	$27.5
TOTAL	$44.3	$78.2

The fair value is based on the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of independent shipbroker’s as of December 31, 2013, which are mainly based on recent sales and purchase transactions of similar vessels.

The Company recognized the total impairment losses of $78.2 million, which was included in the “Consolidated statements of operations” for the period.

Asset Measured at Fair Value on a Non-recurring Basis - continued

As of December 31, 2014 the Company reviewed the carrying amount in connection with the estimated amount of each of its vessels. The review indicated that such carrying amount was not recoverable for one of the Company’s vessels; the M/V Aristides NP. Details of the impairment charge for each vessel are noted in the table below.

Vessel	Significant Other Observable Inputs (Level 2) (amounts in $million)	Loss (amounts in $million)
M/V Aristides NP	$5.1	$3.5

The Company recognized the total impairment losses of $3.5 million, which was included in the “Consolidated statements of operations” for the period.

The fair value is based on the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of independent shipbrokers as of December 31, 2014, which are mainly based on recent sales and purchase transactions of similar vessels.

The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2013 and 2014.

The estimated fair values of the Company’s financial instruments such as trade receivables, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2013 and 2014, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long term borrowings approximates $54.9 million as of December 31, 2014 or $0.6 million less than its carrying value of $54.3 million. The fair value of the long term borrowings are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the  long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy  due to their variable interest rate, being the LIBOR.

The fair value of the Company’s “Other investment” approximates its carrying value (see Note 17 – “Investment in Joint Venture and Other Investment”) and is considered a Level 3 item.

The key input that determines the fair value of the Company’s “Other investment” is the required rate of return for preferred equity investments in investment opportunities of similar risk which is not observable and hence is considered a level 3 item.  The Company considers the initially dividend rate of 19% p.a. as the appropriate rate for its fair value calculation and monitors market conditions for similar investment and other possible developments specific to its investment that might provide indications for changed in the required rate of return it uses in its fair value measurement. As of December 31, 2014, the Company did not identify indications that would require changes in the required rate of return.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at December 31, 2014	Valuation Technique	Unobservable Input	Value
Other investment	6,183,800	Discounted cash flow	Rate of return	19%

The fair value of the Company’s “Other investment” is sensitive to the required rate of return used to estimate the present value of its investment using the discounted cash flow approach. If the required rate of return increases or decreases, the fair value of the Company’s “Other investment” will decrease or increase, respectively.